Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Third-party notes payable
Third-party notes payable consist of the following (in millions):

	June 30, 2021	June 30, 2020
2019 Credit Facility – first lien term loan	$906.4	$682.1
NRG Loan	—	5.8
Canadian Financial Institution	1.2	1.2
JLG Note Payable	0.3	0.2
Other	0.8	—
Draw on revolving line of credit	—	35.0

Total third-party borrowings	908.7	724.3
Less: notes payable to third-parties, current	(6.4)	(41.1)
Less: deferred financing costs	(16.6)	(13.4)

Notes payable to third-parties, non-current	$885.7	$669.8

Summary of Contractual Principal Payments of Total Third-party Borrowings
At June 30, 2021, contractual principal payments of total third-party borrowings are as follows (in millions):

Fiscal year ending June 30:
2022	$10.0
2023	9.0
2024	9.0
2025	8.9
2026	870.7
Thereafter	1.1

Gross Payments	908.7
Unamortized debt issuance costs	(16.6)

Total third-party borrowings, net of debt issuance costs	$892.1

Summary of Notes Payable to Related Parties
Notes payable to related parties consists of the following (in millions):

	June 30, 2021	June 30, 2020
Shareholder Notes	$1,166.8	$983.7
Management Notes	3.7	3.4

Notes payable to related parties	$1,170.5	$987.1